Note 6 - Disclosures to the interim condensed consolidated statements of income or loss - Planned Volume Of The Program, Weighted Average Fair Value, Total Expense And Corresponding Increase In Equity (Details) - EUR (€)
	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase in equity (kEUR)	€ 1,221,000	€ 1,165,000	€ 1,981,000	€ 32,160,000
Proportionate fair value of ESOP recognized in other general and administrative expense	61,000
Proportionate fair value of ESOP recognized in selling and distribution expense	20,000
Proportionate fair value of ESOP recognized in cost of research and development	€ 211,000
Employee Stock Option Program or ESOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options planned to be granted	506,379
Weighted average fair value at reporting date (EUR)	€ 2.77
Expense of the period (kEUR)	292,264
Increase in equity (kEUR)	€ 292,264